Derivative financial instruments (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Fair value of derivatives outstanding on gross basis
Fair value, derivative assets	$ 62,013,000	$ 50,056,000	$ 30,681,000
Liabilities:
Fair value of derivatives outstanding on gross basis
Fair value, derivative liabilities	29,287,000	36,867,000	38,466,000
Oil derivatives
Fair value of derivatives outstanding on gross basis
Deferred premium liability	19,700,000	13,400,000	7,600,000
Oil derivatives | Assets:
Fair value of derivatives outstanding on gross basis
Fair value, derivative assets	33,033,000	16,026,000	8,398,000
Oil derivatives | Liabilities:
Fair value of derivatives outstanding on gross basis
Fair value, derivative liabilities	23,691,000	28,044,000	23,405,000
Natural gas derivatives
Fair value of derivatives outstanding on gross basis
Deferred premium liability	3,900,000	5,400,000	4,900,000
Natural gas derivatives | Assets:
Fair value of derivatives outstanding on gross basis
Fair value, derivative assets	28,980,000	34,019,000	22,035,000
Natural gas derivatives | Liabilities:
Fair value of derivatives outstanding on gross basis
Fair value, derivative liabilities	5,231,000	6,832,000	9,271,000
Interest rate derivatives | Assets:
Fair value of derivatives outstanding on gross basis
Fair value, derivative assets		11,000	248,000
Interest rate derivatives | Liabilities:
Fair value of derivatives outstanding on gross basis
Fair value, derivative liabilities	$ 365,000	$ 1,991,000	$ 5,790,000